Subsequent Events	6 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent Events
12. Subsequent events

(a) Dividends: On July 20, 2017, the board of directors of the Partnership declared a cash distribution of $0.08 per common unit for the second quarter of 2017, which will be paid on August 11, 2017 to unit holders of record on August 3, 2017.

On July 20, 2017, the board of directors of the Partnership declared a cash distribution of $0.21375 per Class B Unit for the second quarter of 2017. The cash distribution will be paid on August 10, 2017 to Class B Unit holders of record on August 2, 2017.